Employee benefit expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Classes Of Employee Benefits Expense [Abstract]
Wages and salaries	$ 238,000	$ 305,367
Statutory and company benefits	41,972	50,477
Expenses related to defined benefit plans	4,790	3,527
Expenses related to defined contribution plans	11,767	13,431
Equity-settled share-based compensation	17,469	18,821
Cash-settled share-based compensation	(1,437)	3,597
Employee benefit expense	$ 312,561	$ 395,220